Fair Values Schedule of Impaired Financing Receivables (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable, Impaired [Line Items]
Book Value Of Impaired Loans Carried At Fair Value	$ 19,643	$ 41,002
Partial Charge-Offs On Impaired Loans carried at Fair Value	19,731	48,952
Impaired Financing Receivable, Related Allowance	3,660	10,451
Impaired loans carried at fair value	16,963	33,819
Impaired Financing Receivable, loans not held at Fair Value, Recorded Investment	54,069	71,313
Partial Charge-offs on Impaired Loans carried at Cost	12,749	14,320
impaired Financing Receivable, loans not held at Fair Value, Carrying Amount	53,089	68,045
Recorded investment	73,712	112,315	137,339
Partial charge-offs on impaired loans	32,480	63,272
Individually evaluated for impairment	3,660	10,451
Impaired Financing Receivable, Carrying Value	70,052	101,864
Financing Receivable, not collateral dependent [Domain]
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, Related Allowance	980	3,268
Commercial Receivables, excluding Commercial, Financial, and Agricultural [Domain]
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, Related Allowance	$ 2,680	$ 7,183